Equipment and leasehold improvements (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Gain on sale of premises and equipment	$ 5,600	$ 0	[1]	$ 0	[1]	$ 5,626	[1]

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.